Risk Management and Fair Values - Schedule of Liquidity Risk (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term bank loans and related interests	$ 1,643,993
Trade and other payables	2,612,191		$ 2,235,988
Related parties payables	3,783,415		3,330,518
Operating lease liabilities	11,940	$ 11,940
Total	8,051,539		5,566,506
Within 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term bank loans and related interests	1,643,993
Trade and other payables	2,612,191		2,235,988
Related parties payables	3,783,415		3,330,518
Operating lease liabilities	7,477
Total	8,047,076		5,566,506
Over 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term bank loans and related interests
Trade and other payables
Related parties payables
Operating lease liabilities	4,463
Total	$ 4,463